Total
RANGER SMALL CAP FUND
Investment Objective
The Fund seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RANGER SMALL CAP FUND		INVESTOR CLASS	INSTITUTIONAL CLASS
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses (as a percentage of Assets):		0.39%	0.39%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.65%	1.40%
Fee Waiver and Reimbursement	[2]	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.36%	1.11%
[1]	"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2020, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder service fees, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) will not exceed 1.10% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - RANGER SMALL CAP FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
INVESTOR CLASS	138	492	870	1,930
INSTITUTIONAL CLASS	113	415	738	1,655

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 67.07%.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of small capitalization ("small cap") companies. The Fund defines small cap companies as those that at the time of initial purchase: (i) have a market capitalization between $100 million and $2.5 billion, or (ii) are within the capitalization range of the Russell 2000 Growth Index as of its most recent reconstitution date, which was $39.64 million to $10.32 billion as of June 28, 2019.

The adviser's strategy begins with the narrowing of the small cap stock universe to identify companies that the adviser believes have a proven track record of competitive advantages and the ability to produce sustainable value for shareholders in the foreseeable future. From this group, the adviser selects securities that it believes are trading at prices below their intrinsic value. The adviser sells a stock if the adviser believes it is overvalued, more attractive candidates arise, or if there is a substantial, long term reduction in a company's fundamental prospects that impair its value. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective.

Principal Investment Risks

As with all mutual funds, the Fund’s shares may appreciate or depreciate in price; and there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

•	Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•	Liquidity Risk. Some small cap securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it difficult or impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

•	Management Risk. The adviser's judgments about the attractiveness and potential appreciation of one or more securities may prove to be inaccurate and may not produce the desired results.

•	Small Cap Company Risk. Stocks of smaller companies are more volatile than stocks of larger companies. This means that the value of small cap common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.rangerfunds.com or by calling 1-866-458-4744.

Institutional Class Annual Total Return For Calendar Years Ended December 31

Best Quarter: 3/31/2012 13.89% Worst Quarter: 12/31/2018 -20.16% The year-to-date return as of the most recent calendar quarter, which ended September 30, 2019, was 20.97%.
Performance Table Average Annual Total Returns (For period ended December 31, 2018)
Average Annual Total Returns - RANGER SMALL CAP FUND	1 Year	5 Years	Since Inception	Inception Date
INSTITUTIONAL CLASS	(7.85%)	6.09%	12.14%	Sep. 29, 2011
INSTITUTIONAL CLASS | After Taxes on Distributions	(11.03%)	3.81%	10.35%	Sep. 29, 2011
INSTITUTIONAL CLASS | After Taxes on Distributions and Sales	(2.57%)	4.60%	9.74%	Sep. 29, 2011
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(9.31%)	5.13%	12.54%	Sep. 29, 2011

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values. The figures for the Russell 2000 Growth Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.